CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Income from office and parking properties	$ 196,405	[1]	$ 136,282		$ 82,100	[1]
Management company income	19,778		16,896		1,652
Total revenues	216,183		153,178		83,752
Expenses
Property operating expenses	76,360	[2]	56,041	[2]	35,661
Depreciation and amortization	78,195		53,129		25,041
Impairment loss on real estate	5,700		6,420		0
Impairment loss on mortgage loan receivable	0		9,235		0
Impairment loss on management contracts and goodwill	41,967		0		0
Change in fair value of contingent consideration	216		(13,000)		0
Management company expenses	17,237		13,337		2,756
General and administrative	16,420		18,805		15,318
Acquisition costs	2,791		17,219		846
Total expenses and other	238,886		161,186		79,622
Operating income (loss)	(22,703)		(8,008)		4,130
Other income and expenses
Interest and other income	272		938		1,487
Equity in earnings of unconsolidated joint ventures	0		57		326
Gain on sale of real estate	48		743		40
Recovery of losses on mortgage loan receivable	500		0		0
Interest expense	(34,920)	[3]	(30,417)		(19,037)	[3]
Loss before income taxes	(56,803)		(36,687)		(13,054)
Income tax expense	(261)		(56)		(2)
Loss from continuing operations	(57,064)		(36,743)		(13,056)
Discontinued operations:
Income (loss) from discontinued operations	1,144		(193,085)		(8,869)
Gain on sale of real estate from discontinued operations	12,939		17,825		8,518
Total discontinued operations	14,083		(175,260)		(351)
Net income (loss)	(42,981)		(212,003)		(13,407)
Net loss attributable to noncontrolling interests-real estate partnerships	3,317		85,105		10,789
Net (income) loss attributable to noncontrolling interests-unit holders	269		(5)		0
Net income (loss) attributable to Parkway Properties, Inc.	(39,395)		(126,903)		(2,618)
Dividends on preferred stock	(10,843)		(10,052)		(6,325)
Dividends on convertible preferred stock	(1,011)		0		0
Net income (loss) attributable to common stockholders	(51,249)		(136,955)		(8,943)
Net loss	(42,981)		(212,003)		(13,407)
Change in fair value of interest rate swap	(3,364)		(8,131)		1,889
Comprehensive loss	(46,345)		(220,134)		(11,518)
Comprehensive loss attributable to noncontrolling interests	5,865		92,894		10,789
Comprehensive loss attributable to common stockholders	(40,480)		(127,240)		(729)
Basic and Diluted:
Loss from continuing operations attributable to Parkway Properties, Inc. (in dollars per share)	$ (1.94)		$ (1.74)		$ (0.74)
Discontinued operations (in dollars per share)	$ 0.32		$ (4.63)		$ 0.32
Basic and diluted net loss attributable to Parkway Properties, Inc.	$ (1.62)		$ (6.37)		$ (0.42)
Weighted average shares outstanding:
Basic	31,542		21,497		21,421
Diluted	31,542		21,497		21,421
Amounts attributable to Parkway Properties, Inc. common stockholders:
Loss from continuing operations attributable to Parkway Properties, Inc.	(61,148)		(37,531)		(15,813)
Discontinued operations	9,899		(99,424)		6,870
Net income (loss) attributable to common stockholders	$ (51,249)		$ (136,955)		$ (8,943)

[1]	Included in income from office and parking properties are rental revenues, customer reimbursements, parking income and other income.
[2]	Included in property operating expenses are real estate taxes, insurance, contract services, repairs and maintenance and property operating expenses.
[3]	Interest expense for office properties represents interest expense on property secured mortgage debt. It does not include interest expense on the Company's unsecured credit facility, which is included in "Unallocated and Other".